Share-based payment arrangements - Measurement of fair value (Details)								3 Months Ended	12 Months Ended
	Apr. 01, 2020	Apr. 01, 2019 shares	Jan. 08, 2019 shares	Feb. 16, 2018 shares	Feb. 09, 2017 shares	Feb. 02, 2016 shares	Feb. 12, 2015 shares	Mar. 31, 2020	Dec. 31, 2020 EUR (€) day shares € / shares	Dec. 31, 2019 shares $ / shares € / shares	Dec. 31, 2019 shares € / shares	Dec. 31, 2015	Dec. 31, 2018 € / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price at grant date									€ 0		€ 0
Share price at grant date (in eur per share)									€ 7.732	€ 7.732	€ 7.732		€ 7,732.000
Vesting period										5 years	5 years
Long term incentive plan 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of awards subject to relative total shareholder return									75.00%
Percentage of awards subject to absolute total shareholder return									25.00%
Transaction based incentive plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period										5 years	5 years
Phantom Share Units (PSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price at grant date (in eur per share)									€ 6.60
Phantom Share Units (PSUs) | Long term incentive plan 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of phantom stocks outstanding (in shares) | shares									0
Share price at grant date (in eur per share)									€ 10.613
Equity instruments granted (in shares) | shares						54,616
Phantom Share Units (PSUs) | Long term incentive plan 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of phantom stocks outstanding (in shares) | shares									16,210
Share price at grant date (in eur per share)									€ 7.268
Equity instruments granted (in shares) | shares					66,449
Phantom Share Units (PSUs) | Long term incentive plan 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of phantom stocks outstanding (in shares) | shares									71,854
Share price at grant date (in eur per share)									€ 7.237
Equity instruments granted (in shares) | shares				154,432
Phantom Share Units (PSUs) | Long term incentive plan 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Equity instruments granted (in shares) | shares									704,000	1,200,000	1,200,000
Phantom Share Units (PSUs) | Transaction based incentive plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Equity instruments granted (in shares) | shares			1,200,000
Restricted stock units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	3 years	3 years
Restricted stock units | Long term incentive plan 2015
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual vesting percentage												60.00%
Equity instruments granted (in shares) | shares							65,433
Restricted stock units | Long term incentive plan 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period										3 years	3 years
Annual vesting percentage										100.00%	100.00%
Equity instruments granted (in shares) | shares		152,346								152,346	152,346
Vested awards (in shares) | shares									12,696
Tranche 1 | Long term incentive plan 2015
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value at grant date | €									€ 1.853
Share price at grant date									€ 10.050
Exercise price									€ 10.0475
Expected volatility (weighted average)									39.63%
Expected life (days) (weighted average) | day									365
Expected dividends									8.00%
Risk-free interest rate									0.66%
Tranche 1 | Long term incentive plan 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of awards subject to relative total shareholder return									25.00%
Percentage of awards subject to absolute total shareholder return									8.33%
Tranche 1 | Transaction based incentive plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility (weighted average)									33.43%
Risk-free interest rate									1.69%
Expected vesting period (years)									3 years 18 days
Tranche 1 | Phantom Share Units (PSUs) | Long term incentive plan 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period									2 years
Annual vesting percentage									33.33%
Tranche 1 | Phantom Share Units (PSUs) | Long term incentive plan 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual vesting percentage									33.33%
Tranche 1 | Phantom Share Units (PSUs) | Long term incentive plan 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual vesting percentage									33.33%
Tranche 1 | Phantom Share Units (PSUs) | Long term incentive plan 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual vesting percentage								12.00%		12.00%	12.00%
Target share price (in USD per share) | $ / shares										€ 12
Tranche 1 | Phantom Share Units (PSUs) | Transaction based incentive plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual vesting percentage										12.00%	12.00%
Target share price (in USD per share) | $ / shares										€ 12
Tranche 2 | Long term incentive plan 2015
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value at grant date | €									€ 1.853
Share price at grant date									€ 10.050
Exercise price									€ 10.0475
Expected volatility (weighted average)									39.63%
Expected life (days) (weighted average) | day									730
Expected dividends									8.00%
Risk-free interest rate									0.66%
Tranche 2 | Long term incentive plan 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of awards subject to relative total shareholder return									25.00%
Percentage of awards subject to absolute total shareholder return									8.33%
Tranche 2 | Transaction based incentive plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility (weighted average)									33.43%
Risk-free interest rate									1.69%
Expected vesting period (years)									3 years 4 months 17 days
Tranche 2 | Phantom Share Units (PSUs) | Long term incentive plan 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period									3 years
Annual vesting percentage									33.33%
Tranche 2 | Phantom Share Units (PSUs) | Long term incentive plan 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual vesting percentage									33.33%
Tranche 2 | Phantom Share Units (PSUs) | Long term incentive plan 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual vesting percentage									33.33%
Tranche 2 | Phantom Share Units (PSUs) | Long term incentive plan 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual vesting percentage										19.00%	19.00%
Target share price (in USD per share) | $ / shares										€ 14
Tranche 2 | Phantom Share Units (PSUs) | Transaction based incentive plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual vesting percentage										16.00%	16.00%
Target share price (in USD per share) | $ / shares										€ 14
Tranche 3 | Long term incentive plan 2015
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value at grant date | €									€ 1.853
Share price at grant date									€ 10.050
Exercise price									€ 10.0475
Expected volatility (weighted average)									39.63%
Expected life (days) (weighted average) | day									1,095
Expected dividends									8.00%
Risk-free interest rate									0.66%
Tranche 3 | Long term incentive plan 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of awards subject to relative total shareholder return									25.00%
Percentage of awards subject to absolute total shareholder return									8.33%
Tranche 3 | Transaction based incentive plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility (weighted average)									33.43%
Risk-free interest rate									1.69%
Expected vesting period (years)									3 years 8 months 8 days
Tranche 3 | Phantom Share Units (PSUs) | Long term incentive plan 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period									4 years
Annual vesting percentage									33.33%
Tranche 3 | Phantom Share Units (PSUs) | Long term incentive plan 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual vesting percentage									33.33%
Tranche 3 | Phantom Share Units (PSUs) | Long term incentive plan 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual vesting percentage									33.33%
Tranche 3 | Phantom Share Units (PSUs) | Long term incentive plan 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual vesting percentage										25.00%	25.00%
Target share price (in USD per share) | $ / shares										€ 16
Tranche 3 | Phantom Share Units (PSUs) | Transaction based incentive plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual vesting percentage										25.00%	25.00%
Target share price (in USD per share) | $ / shares										€ 16
Tranche 4 | Transaction based incentive plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility (weighted average)									33.43%
Risk-free interest rate									1.69%
Expected vesting period (years)									3 years 11 months 23 days
Tranche 4 | Phantom Share Units (PSUs) | Long term incentive plan 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual vesting percentage										44.00%	44.00%
Target share price (in USD per share) | $ / shares										€ 18
Tranche 4 | Phantom Share Units (PSUs) | Transaction based incentive plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual vesting percentage										44.00%	44.00%
Target share price (in USD per share) | $ / shares										€ 18